DOLORES MOORE
                                                        Assistant Vice President
[EQUITABLE AXA LOGO]                                              (212) 314-4058
                                                             Fax: (212) 707-1775


                                        July 1, 1999


VIA EDGAR

Securities and Exchange Commission
405 Fifth Street, N.W.
Washington, D.C. 20549

     Re: The Equitable Life Assurance Society of the United States Form N-4 Registration Statement
          File No. 333-64749
          Accession No. 0000771726-99-000093
          CIK No. 0001015570

Commissioners:

          On June 7, 1999, The Equitable Life Assurance Society of the United States and its Separate Account No. 49 filed Pre-Effective Amendment No. 1 to the above referenced Form N-4 Registration Statement, using submission type N-4/A. The filing should have been made as Post-Effective Amendment No. 1 with 485APOS as the submission type. Kindly correct the submission type from N-4/A to 485APOS.

          Thank you for your assistance.

                                        Very truly yours,


                                        /s/ Dolores Moore
                                        ----------------------------
                                            Dolores Moore


cc:  Peter E. Panarites, Esq.



                      THE EQUITABLE LIFE ASSURANCE SOCIETY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104